Federated Hermes Clover Small Value Fund
Portfolio of Investments
June 30, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—96.2%
		Communication Services—1.8%
25,105		Nexstar Media Group, Inc., Class A	$3,712,527
		Consumer Discretionary—10.3%
42,187		American Eagle Outfitters, Inc.	1,583,278
13,767	[1]	Asbury Automotive Group, Inc.	2,359,251
48,916	[1]	Bloomin Brands, Inc.	1,327,580
34,156	[1]	Boyd Gaming Corp.	2,100,252
24,141		Kontoor Brands, Inc.	1,361,794
7,024	[1]	LGI Homes, Inc.	1,137,467
44,118		Monro Muffler Brake, Inc.	2,801,934
54,293		Steven Madden Ltd.	2,375,862
29,887		Travel + Leisure Co.	1,776,782
38,856	[1]	Urban Outfitters, Inc.	1,601,644
19,975	[1]	Visteon Corp.	2,415,777
		TOTAL	20,841,621
		Consumer Staples—2.3%
72,939	[1]	Hostess Brands, Inc.	1,180,883
92,017	[1]	Mission Produce, Inc.	1,905,672
97,369		Primo Water Corp.	1,628,983
		TOTAL	4,715,538
		Energy—7.4%
67,612		Bonanza Creek Energy, Inc.	3,182,497
133,437	[1]	Championx Corp.	3,422,659
144,845	[1]	CNX Resources Corp.	1,978,583
81,622		Ovintiv, Inc.	2,568,644
82,045		PDC Energy, Inc.	3,756,841
		TOTAL	14,909,224
		Financials—27.3%
58,405		American Equity Investment Life Holding Co.	1,887,650
30,643		Ameris Bancorp	1,551,455
55,761		Argo Group International Holdings Ltd.	2,890,093
68,245		BancorpSouth Bank	1,933,381
78,835		CNO Financial Group, Inc.	1,862,083
36,210		Cowen Group, Inc.	1,486,420
136,192		First BanCorp	1,623,409
179,663		First Commonwealth Financial Corp.	2,527,858
53,541		First Interstate BancSystem, Inc., Class A	2,239,620
38,951		Flagstar Bancorp, Inc.	1,646,459
51,441		Hancock Whitney Corp.	2,286,038
14,325		Hanover Insurance Group, Inc.	1,943,043
162,914		Investors Bancorp, Inc.	2,323,154
91,161		KKR Real Estate Finance Trust, Inc.	1,971,812
138,229		OceanFirst Financial Corp.	2,880,692
137,541		Old National Bancorp	2,422,097
14,708		Primerica, Inc.	2,252,383
92,841		Radian Group, Inc.	2,065,712
98,826		Sculptor Capital Management, Inc.	2,430,131
43,028		Stifel Financial Corp.	2,790,796

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
86,120		Synovus Financial Corp.	$3,778,946
80,835		United Community Banks, Inc.	2,587,528
163,011		Valley National Bancorp	2,189,238
23,511		Wintrust Financial Corp.	1,778,137
44,517		WSFS Financial Corp.	2,074,047
		TOTAL	55,422,182
		Health Care—6.0%
80,814	[1]	AdaptHealth Corp.	2,215,112
17,970	[1]	Agios Pharmaceuticals, Inc.	990,327
139,032	[1]	Aurinia Pharmaceuticals, Inc.	1,801,855
43,280	[1]	Envista Holdings Corp.	1,870,129
39,204	[1]	Halozyme Therapeutics, Inc.	1,780,253
18,825	[1]	Syneos Health, Inc.	1,684,649
14,899	[1]	Tenet Healthcare Corp.	998,084
10,151	[1]	Turning Point Therapeutics, Inc.	791,981
		TOTAL	12,132,390
		Industrials—16.0%
17,908		ABM Industries, Inc.	794,220
39,567		Barnes Group, Inc.	2,027,809
20,417	[1]	Casella Waste Systems, Inc.	1,295,050
179,951		Costamare, Inc.	2,125,221
65,388		Healthcare Services Group, Inc.	2,064,299
18,880	[1]	Herc Holdings, Inc.	2,115,882
64,628		Hillenbrand, Inc.	2,848,802
17,429	[1]	NV5 Holdings, Inc.	1,647,215
61,149		Rexnord Corp.	3,059,896
29,480		Ryder System, Inc.	2,191,248
41,218	[1]	SkyWest, Inc.	1,775,259
61,966		Spirit AeroSystems Holdings, Inc., Class A	2,924,176
38,349	[1]	SPX Corp.	2,342,357
33,874		Terex Corp.	1,613,080
5,706		Unifirst Corp.	1,338,856
21,303	[1]	WESCO International, Inc.	2,190,374
		TOTAL	32,353,744
		Information Technology—8.4%
63,702		Benchmark Electronics, Inc.	1,812,959
33,714	[1]	Cohu, Inc.	1,240,338
19,576	[1]	Diodes, Inc.	1,561,578
19,915	[1]	ePlus, Inc.	1,726,431
318,320	[1]	Moneygram International, Inc.	3,208,666
167,745	[1]	TTM Technologies, Inc.	2,398,753
50,902	[1]	Ultra Clean Holdings, Inc.	2,734,455
101,038		Vishay Intertechnology, Inc.	2,278,407
		TOTAL	16,961,587
		Materials—4.1%
27,155	[1]	Alcoa Corp.	1,000,390
23,125		Ashland Global Holdings, Inc.	2,023,438
80,703	[1]	Cleveland-Cliffs, Inc.	1,739,957
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
38,037		Huntsman Corp.	1,008,741
112,412		Trox Holdings PLC	2,518,029
		TOTAL	8,290,555

Shares			Value
		COMMON STOCKS—continued
		Real Estate—8.8%
73,003		Corporate Office Properties Trust	$2,043,354
25,595	[1]	EPR PPTYS	1,348,345
187,454		Lexington Realty Trust	2,240,075
417,300		New Senior Investment Group, Inc.	3,663,894
209,793		Retail Opportunity Investments Corp.	3,704,944
29,352	[1]	Ryman Hospitality Properties	2,317,634
210,019	[1]	Sunstone Hotel Investors, Inc.	2,608,436
		TOTAL	17,926,682
		Utilities—3.8%
51,199		Otter Tail Corp.	2,499,023
72,159		Portland General Electric Co.	3,325,087
26,482		Spire, Inc.	1,913,854
		TOTAL	7,737,964
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,618,172)	195,004,014
		EXCHANGE-TRADED FUND—1.3%
15,623		iShares Russell 2000 Value ETF (IDENTIFIED COST $2,162,706)	2,589,825
		INVESTMENT COMPANY—2.4%
4,953,318		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[3] (IDENTIFIED COST $4,954,343)	4,955,299
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $151,735,221)	202,549,138
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	245,323
		TOTAL NET ASSETS—100%	$202,794,461
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2020	$6,466,298
Purchases at Cost	$38,424,929
Proceeds from Sales	$(39,935,653)
Change in Unrealized Appreciation/Depreciation	$956
Net Realized Gain/(Loss)	$(1,231)
Value as of 6/30/2021	$4,955,299
Shares Held as of 6/30/2021	4,953,318
Dividend Income	$2,202

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$184,039,833	$—	$0	$184,039,833
International	10,964,181	—	—	10,964,181
Exchange-Traded Fund	2,589,825	—	—	2,589,825
Investment Company	4,955,299	—	—	4,955,299
TOTAL SECURITIES	$202,549,138	$—	$0	$202,549,138

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund